united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Fund
Class N RWDNX Class I RWDIX Class Y RWDYX

Redwood Managed Municipal Income Fund
Class N RWMNX Class I RWMIX

Redwood AlphaFactor® Tactical International Fund
Class N RWINX Class I RWIIX

Redwood Systematic Macro Trend ("SMarT") Fund
Class N RWSNX Class I RWSIX

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2024

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Dear Shareholder,

Redwood Managed Volatility Fund (RWDIX): 6.13%*

*	Class I – From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal first half of the year, risk markets continued their recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Despite the recovery in the equity market, many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned 6.13% for the period (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund remained invested the entire period. The Fund derived most of its total return from U.S. corporate high-yield bond and U.S. corporate high-yield bond funds exposure. A positive contribution to the Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. Due to the tactical nature of the strategy, the Fund was able to participate in the recovery of risk assets in comparison to its benchmark, the ICE BofA 3-5** Year Treasury Index which returned 2.33% for the period (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**	ICE BofA 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of three to five years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Managed Municipal Income Fund (RWMIX): 5.74%*

*	Class I – From November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the Redwood Managed Municipal Income Fund’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Despite the recovery in the equity market, many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned 5.74% for the period (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund remained invested the entire period. The Fund derived most of its total return from U.S. municipal high-yield bond and U.S. municipal high-yield bond funds exposure. A positive contribution to the Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund underperformed in comparison to its benchmark, the Bloomberg U.S. Municipal Bond Index which returned 7.06% for the period (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood AlphaFactor® Tactical International Fund (RWIIX): 15.68%*

*	Class I – From November 1, 2023 through April 30, 2024. Source: Bloomberg.

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) fiscal first half of the year, global risk markets gained as expectations surrounding Central Banks around the world cutting interest rates helped boost sentiment.

The Fund posted a gain of 15.68% for the period (Source: Ultimus), underperforming its benchmark, the MSCI All Country World Index ex-U.S. ** (MSCI ACWI ex-U.S.), which returned 17.69% for the period (Source: Ultimus). Given the tactical nature of the strategy and our quantitative risk-managed process, the Fund remained invested throughout the entire period. The Fund derived most of its total return from a portfolio of international stock exposure and international equity derivatives. An additional positive contribution to the Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Systematic Macro Trend (“SMarT”) Fund (RWSIX): 10.29%*

*	Class I – November 1, 2023 through April 30, 2024. Source: Ultimus Fund Solutions.

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal first half of the year, risk markets continued its recovery as inflation came off its peak and expectations around the Federal Reserve cutting interest rates helped boost sentiment. Despite the recovery in the equity market, many fixed-income asset classes like treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted gain of 10.29% for the period (Source: Ultimus), and underperformed its benchmark, a composite index representing a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index** which returned 10.86% for the period (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund remained invested the entire period. The Fund derived most of its total return from a combination of exposures including U.S. equity, convertible bonds, preferred stock, high yield corporate bonds, domestic small-cap, and international small-cap stock. These exposures underperformed the large -cap equities that encompass the S&P 500 index. A positive contribution to the Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad- based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government- related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3393-NLD-05/31/2024

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized Five	Annualized Ten	Annualized Since
	Six Months	One Year	Years	Years	Inception(a)
Class I	6.13%	0.75%	(1.48)%	0.75%	1.02%
Class N	6.04%	0.56%	(1.71)%	0.51%	0.79%
Class Y	6.04%	0.74%	(1.38)%	0.85%	1.13%
ICE BofA 3-5 Year Treasury Index (b)	2.33%	(0.50)%	0.31%	0.98%	1.00%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.69% for Class I shares, 1.94% for Class N shares, and 1.69% for Class Y shares, per the March 1, 2024 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2025 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67% and 1.92% of average daily net assets attributable to Class I and Class N shares, respectively. There is no expense limitation for Class Y, effective March 1, 2023. Prior to March 1, 2023, the expense limitation was 1.43% for Class Y. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	ICE BofA 3-5 Year Treasury Index is an unmanaged index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 5 years.Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION
April 30, 2024
% of Net Assets
Open End Funds	69.3%
Corporate Bonds	17.8%
Closed End Fund	8.8%
Common Stocks	0.1%
Other Assets in Excess of Liabilities	4.0%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmark:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	5.74%	4.50%	0.62%	2.04%
Class N	5.47%	4.29%	0.33%	1.77%
Bloomberg U.S. Municipal Bond Index (b)	7.06%	2.08%	1.26%	2.21%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.73% for Class I shares and 1.98% for Class N share and after expense waivers are 1.65% for Class I shares and 1.90% for Class N shares per the March 1, 2024 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2025 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2024
% of Net Assets
Open End Funds	85.2%
Closed End Fund	12.0%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024 compared to its benchmarks:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	15.68%	6.46%	4.96%	4.31%
Class N	15.68%	6.46%	4.10%	3.59%
Redwood AlphaFactor® Tactical International Index (b)	14.18%	6.48%	8.41%	7.88%
MSCI AC World Index ex-US Net (c)	17.69%	9.33%	5.03%	3.78%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.32% for Class I shares and 1.57% for Class N share and after expense waivers are 1.30% for Class I shares and 1.55% for Class N shares per the March 1, 2024 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2025 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2024
% of Net Assets
Common Stocks	72.9%
Closed End Fund	12.1%
U.S. Government & Agencies	2.2%
Liabilities in Excess of Other Assets	12.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
April 30, 2024 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2024, compared to its benchmarks:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	10.29%	5.13%	10.04%	7.77%
Class N	10.19%	4.87%	9.79%	7.53%
MS Category Avg-Tactical Allocation Index (b)	12.10%	9.33%	4.34%	3.69%
Composite Index (c)	10.86%	7.07%	4.37%	4.64%
S&P 500 Total Return Index (d)	20.98%	22.66%	13.19%	12.80%
Bloomberg Global Aggregate Bond Index (e)	4.42%	(2.47)%	(1.61)%	(0.93)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.39% for Class I shares and 1.64% for Class N shares per the March 1, 2024 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2025 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The MS Category Avg-Tactical Allocation Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The MS Category Avg-Tactical Allocation Index or any member of the public regarding the advisability of investing in funds categorized as Tactical Allocation generally or in the The MS Category Avg-Tactical Allocation Index in particular or the ability of the SMarT Fund to track general Tactical Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SMarT FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2024
% of Net Assets
Common Stocks	61.2%
Exchange-Traded Funds	17.0%
Closed End Fund	12.1%
U.S. Government & Agencies	5.9%
Short-Term Investments	1.1%
Open End Funds	0.1%
Other Assets in Excess of Liabilities	2.6%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares				Fair Value
	CLOSED END FUND — 8.8%
	REAL ESTATE - 8.8%
560,000	Redwood Real Estate Income Fund, Class I (a) (Cost $14,000,000)			$14,033,600

	COMMON STOCKS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,618	Endo, Inc.(b) (Cost $161,800)			161,800

	OPEN END FUNDS — 69.3%
	FIXED INCOME - 69.3%
2,201,686	American High-Income Trust, Class F-3			20,805,934
2,959,162	BlackRock High Yield Bond Portfolio, Institutional Class			20,625,358
1,643,954	Lord Abbett High Yield Fund, Class I			10,291,154
2,985,622	MainStay MacKay High Yield Corporate Bond Fund, Class I			15,286,387
1,267,379	Principal High Income Fund, Institutional Class			10,278,447
6,223,530	Vanguard High-Yield Corporate Fund, Admiral Class			32,984,708
	TOTAL OPEN END FUNDS (Cost $107,096,181)			110,271,988

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8%
	AEROSPACE & DEFENSE — 0.3%
153,000	Bombardier, Inc.(c)	7.8750	04/15/27	153,114
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	169,442
186,000	TransDigm, Inc.	5.5000	11/15/27	180,912
				503,468
	AUTOMOTIVE — 0.8%
129,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	128,466
388,000	Ford Motor Company	4.3460	12/08/26	374,510
177,000	Ford Motor Company	4.7500	01/15/43	139,256
165,000	Ford Motor Company	5.2910	12/08/46	138,750
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	391,957
				1,172,939
	BIOTECH & PHARMA — 0.3%
99,000	1375209 BC Ltd.(c)	9.0000	01/30/28	97,300
179,000	Bausch Health Companies, Inc.(c)	11.0000	09/30/28	139,191
33,000	Bausch Health Companies, Inc.(c)	14.0000	10/15/30	21,450

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	BIOTECH & PHARMA — 0.3% (Continued)
127,000	Endo Luxembourg Finance Company I Sarl (d)	6.1250	04/01/29	$78,842
188,000	Par Pharmaceutical, Inc.(c) (d)	7.5000	04/01/27	121,548
				458,331
	CABLE & SATELLITE — 1.2%
398,000	CCO Holdings, LLC / CCO Holdings Capital(c)	5.0000	02/01/28	362,965
179,000	CCO Holdings, LLC / CCO Holdings Capital(c)	5.3750	06/01/29	158,324
185,000	CCO Holdings, LLC / CCO Holdings Capital(c)	4.7500	03/01/30	154,151
188,000	CCO Holdings, LLC / CCO Holdings Capital(c)	4.5000	08/15/30	152,896
192,000	CCO Holdings, LLC / CCO Holdings Capital(c)	4.2500	02/01/31	151,004
180,000	DISH DBS Corporation	5.8750	11/15/24	169,367
173,000	DISH DBS Corporation	7.7500	07/01/26	108,970
391,000	DISH DBS Corporation	7.3750	07/01/28	175,562
385,000	Sirius XM Radio, Inc.(c)	5.5000	07/01/29	358,605
192,000	Sirius XM Radio, Inc.(c)	4.1250	07/01/30	163,165
				1,955,009
	COMMERCIAL SUPPORT SERVICES — 0.2%
179,000	Prime Security Services Borrower, LLC / Prime(c)	5.7500	04/15/26	177,011
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	126,032
				303,043
	CONTAINERS & PACKAGING — 0.5%
371,000	Pactiv, LLC B	7.9500	12/15/25	379,795
327,000	Sealed Air Corporation(c)	6.8750	07/15/33	329,725
				709,520
	ELECTRIC UTILITIES — 0.8%
414,000	Calpine Corporation(c)	5.1250	03/15/28	393,055
177,000	FirstEnergy Corporation	4.1500	07/15/27	166,927
403,000	PG&E Corporation	5.0000	07/01/28	384,337
403,000	Vistra Operations Company, LLC(c)	5.5000	09/01/26	393,602
				1,337,921
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(c)	7.2500	06/15/28	381,262

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	ENTERTAINMENT CONTENT — 0.1%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(c)(d)	5.3750	08/15/26	$18,578
370,000	Liberty Interactive, LLC	8.5000	07/15/29	208,387
				226,965
	FOOD — 1.0%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	176,524
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	169,734
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	139,876
125,000	Kraft Heinz Foods Company(c)	7.1250	08/01/39	138,214
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	139,372
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	135,272
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	132,435
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	132,223
192,000	Post Holdings, Inc.(c)	4.6250	04/15/30	173,364
195,000	Post Holdings, Inc.(c)	4.5000	09/15/31	171,632
				1,508,646
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
415,000	Louisiana-Pacific Corporation(c)	3.6250	03/15/29	372,032

	HEALTH CARE FACILITIES & SERVICES — 1.7%
179,000	Centene Corporation	4.6250	12/15/29	167,013
186,000	Centene Corporation	3.3750	02/15/30	162,193
188,000	Centene Corporation	3.0000	10/15/30	157,929
195,000	Centene Corporation	2.5000	03/01/31	157,034
188,000	CHS/Community Health Systems, Inc.(c)	6.8750	04/15/29	139,997
408,000	DaVita, Inc.(c)	4.6250	06/01/30	358,173
203,000	DaVita, Inc.(c)	3.7500	02/15/31	167,357
173,000	HCA, Inc.	5.3750	02/01/25	172,261
364,000	HCA, Inc.	5.8750	02/15/26	364,188
163,000	HCA, Inc.	5.6250	09/01/28	162,430
183,000	HCA, Inc.	3.5000	09/01/30	161,297
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	181,120
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	375,713
				2,726,705

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	5.2000	04/01/26	$174,424

	INSURANCE — 0.3%
42,000	MBIA, Inc.	6.6250	10/01/28	38,997
391,000	Radian Group, Inc.	4.5000	10/01/24	388,086
				427,083
	INTERNET MEDIA & SERVICES — 0.4%
168,000	Netflix, Inc.	4.8750	04/15/28	164,916
157,000	Netflix, Inc.	5.8750	11/15/28	160,234
354,000	Netflix, Inc.(c)	4.8750	06/15/30	343,848
				668,998
	LEISURE FACILITIES & SERVICES — 1.0%
197,000	1011778 BC ULC / New Red Finance, Inc.(c)	4.0000	10/15/30	170,254
183,000	Carnival Corporation(c)	7.6250	03/01/26	184,678
188,000	Carnival Corporation(c)	5.7500	03/01/27	184,267
135,000	Carnival Corporation	6.6500	01/15/28	132,150
195,000	Hilton Domestic Operating Company, Inc.(c)	3.6250	02/15/32	164,004
379,000	MGM Resorts International	5.7500	06/15/25	377,548
189,000	NCL Corporation Ltd.(c)	5.8750	03/15/26	185,531
188,000	Royal Caribbean Cruises Ltd.(c)	5.5000	04/01/28	183,168
				1,581,600
	METALS & MINING — 0.3%
189,000	FMG Resources August 2006 Pty Ltd.(c)	4.3750	04/01/31	166,596
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	141,695
185,000	Novelis Corporation(c)	4.7500	01/30/30	169,443
				477,734
	OIL & GAS PRODUCERS — 2.8%
204,000	Apache Corporation	4.8750	11/15/27	196,758
171,000	Apache Corporation	5.1000	09/01/40	142,448
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	165,242
39,000	Cheniere Energy, Inc.(c)	4.6250	10/15/28	37,341
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	131,173
179,000	Comstock Resources, Inc.(c)	6.7500	03/01/29	170,697
160,000	Continental Resources Inc/OK(c)	5.7500	01/15/31	156,659

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	OIL & GAS PRODUCERS — 2.8% (Continued)
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	$400,385
180,000	EQT Corporation	3.9000	10/01/27	169,915
375,000	Murphy Oil Corporation	7.0500	05/01/29	388,501
415,000	New Fortress Energy, Inc.(c)	6.7500	09/15/25	410,307
197,000	New Fortress Energy, Inc.(c)	6.5000	09/30/26	188,798
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	186,335
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	377,482
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	169,640
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	163,606
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	161,760
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	162,501
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	154,941
304,000	Ovintiv, Inc.	8.1250	09/15/30	335,939
175,000	Western Midstream Operating, L.P.	4.0500	02/01/30	161,219
				4,431,647
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
449,000	Transocean, Inc.(c)	8.0000	02/01/27	450,681

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
402,000	Iron Mountain, Inc.(c)	4.8750	09/15/27	383,972
185,000	Iron Mountain, Inc.(c)	5.2500	07/15/30	171,904
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	126,971
186,000	SBA Communications Corporation	3.8750	02/15/27	174,991
200,000	SBA Communications Corporation	3.1250	02/01/29	174,382
				1,032,220
	RETAIL - CONSUMER STAPLES — 0.5%
195,000	Albertsons Companies, Inc. / Safeway, Inc.(c)	3.5000	03/15/29	172,762
294,000	New Albertsons, L.P.	8.0000	05/01/31	307,714
236,000	Rite Aid Corporation B(c)	7.7000	02/15/27	6,844
226,000	Safeway, Inc.	7.2500	02/01/31	236,655
				723,975

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
189,000	Michaels Companies, Inc. (The)(c)	7.8750	05/01/29	$138,670
423,000	Staples, Inc.(c)	10.7500	04/15/27	389,300
				527,970
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(c)	6.6250	09/15/27	387,782

	SPECIALTY FINANCE — 0.2%
171,000	OneMain Finance Corporation	6.8750	03/15/25	172,313
168,000	OneMain Finance Corporation	7.1250	03/15/26	170,052
				342,365
	STEEL — 0.2%
392,000	United States Steel Corporation	6.6500	06/01/37	385,588

	TECHNOLOGY HARDWARE — 0.7%
324,000	Dell, Inc.	7.1000	04/15/28	344,724
186,000	Imola Merger Corporation(c)	4.7500	05/15/29	171,327
175,000	Western Digital Corporation	4.7500	02/15/26	170,236
400,000	Xerox Corporation	3.8000	05/15/24	398,993
				1,085,280
	TECHNOLOGY SERVICES — 0.4%
356,000	Sabre GLBL, Inc.(c)	8.6250	06/01/27	315,288
379,000	Unisys Corporation(c)	6.8750	11/01/27	327,261
				642,549
	TELECOMMUNICATIONS — 1.5%
173,000	Embarq Corporation	7.9950	06/01/36	70,930
406,000	Frontier Communications Corporation(c)	5.0000	05/01/28	373,557
152,000	Sprint Capital Corporation	6.8750	11/15/28	159,496
128,000	Sprint Capital Corporation	8.7500	03/15/32	151,257
169,000	Sprint, LLC	7.1250	06/15/24	169,246
165,000	Sprint, LLC	7.6250	02/15/25	166,368
341,000	Sprint, LLC	7.6250	03/01/26	350,219
157,000	Telecom Italia Capital S.A.	7.2000	07/18/36	142,196
152,000	Telecom Italia Capital S.A.	7.7210	06/04/38	141,463
185,000	T-Mobile USA, Inc.	3.5000	04/15/31	162,923

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	TELECOMMUNICATIONS — 1.5% (Continued)
160,000	Vodafone Group plc(e)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	$163,164
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(c)		7.7500	08/15/28	173,615
197,000	Zayo Group Holdings, Inc.(c)		4.0000	03/01/27	157,178
					2,381,612
	TRANSPORTATION & LOGISTICS — 0.6%
122,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)		5.5000	04/20/26	120,677
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)		5.7500	04/20/29	173,561
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	166,792
183,000	Hawaiian Brand Intellectual Property Ltd.(c)		5.7500	01/20/26	171,824
186,000	United Airlines, Inc.(c)		4.3750	04/15/26	178,987
186,000	United Airlines, Inc.(c)		4.6250	04/15/29	171,848
					983,689
	TOTAL CORPORATE BONDS (Cost $30,609,504)				28,361,038

	TOTAL INVESTMENTS - 96.0% (Cost $151,867,485)				$152,828,426
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%				6,417,796
	NET ASSETS - 100.0%				$159,246,222

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

USD SWAP SEMI 30/360 5YR	USD Swap Semi 30/360 5 Year

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2024 was $14,033,600 representing 8.8% of net assets.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $12,393,500 or 7.8% of net assets.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Variable rate security; the rate shown represents the rate on April 30, 2024.

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

CREDIT DEFAULT SWAP

Notional	Premiums Paid			Expiration	Pay/Receive			Unrealized
Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Fixed Rate	Value	Depreciation
$(22,000,000)	$1,514,390	To Sell Protection – CDX HY CDSI S42 5Y PRC, pays Quarterly	BNP Paribas	12/20/2028	Receive	5.00%	$1,309,616	$(204,774)

TOTAL							$1,309,616	$(204,774)

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
						Unrealized
				Termination		Appreciation/
Security	Number of Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Depreciation
Invesco High Yield Municipal Fund	12,412	$106,122	SOFR + 175 bps	4/20/2026	Barclays	$—
Nuveen High Yield Municipal Bond Fund	7,111	106,445	SOFR + 175 bps	4/20/2026	Barclays	—
TOTAL						$—

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	CLOSED END FUND — 12.0%
	REAL ESTATE - 12.0%
712,386	Redwood Real Estate Income Fund, Class I(a) (Cost $17,809,638)	$17,852,381

	OPEN END FUNDS — 85.2%
	FIXED INCOME - 85.2%
122	American Century High-Yield Municipal Fund, Class I	1,062
123	BlackRock High Yield Municipal Fund, Institutional Class	1,093
1,521,956	Goldman Sachs High Yield Municipal Fund, Institutional Class	13,773,704
4,683,158	Invesco High Yield Municipal Fund, Class Y	39,244,861
1,354,249	Invesco Rochester Municipal Opportunities Fund, Class Y	9,127,636
849,391	Lord Abbett High Yield Municipal Bond Fund, Class I	9,062,999
738	MainStay MacKay High Yield Municipal Bond Fund, Class I	8,609
1,904,282	MFS Municipal High Income Fund, Class I	13,767,959
150	Northern High Yield Municipal Fund, Shares Class	1,093
2,837,415	Nuveen High Yield Municipal Bond Fund, Class I	41,681,629
111	Nuveen Short Duration High Yield Municipal Bond, Class I, Class I	1,068
2,204	PIMCO High Yield Municipal Bond Fund, Institutional Class	18,425
173	Pioneer High Income Municipal Fund, Class Y	1,024
83	Western Asset Municipal High Income Fund, Class I	1,052
	TOTAL OPEN END FUNDS (Cost $121,905,404)	126,692,214

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
201,051	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.83%(b)	201,071
201,090	JPMorgan Municipal Money Market Fund, Agency Class, 3.68%(b)	201,090
201,079	JPMorgan Tax Free Money Market Fund, Agency Class, 3.60%(b)	201,079
	TOTAL MONEY MARKET FUNDS (Cost $603,240)	603,240

	TOTAL INVESTMENTS - 97.6% (Cost $140,318,282)	$145,147,835
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	3,579,573
	NET ASSETS - 100.0%	$148,727,408

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2024 was $17,852,381 representing 12.0% of net assets.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2024

TOTAL RETURN SWAPS *
						Value/
						Unrealized
	Number of			Termination		Appreciation/
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Depreciation
Invesco High Yield Municipal Fund	15,009	$125,778	SOFR + 175 bps	7/31/2025	Barclays	$—
Nuveen High Yield Municipal Bond	9,810	144,114	SOFR + 175 bps	4/6/2026	Barclays	—
TOTAL						$—

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	CLOSED END FUNDS — 12.1%
	United States - 12.1%
1,050,657	Redwood Real Estate Income Fund, Class I (a) (Cost $26,266,428)	$26,329,467

	COMMON STOCKS — 72.9%
	Austria - 1.0%
28,320	Verbund A.G.(b)	2,164,509

	Brazil - 3.5%
1,129,268	B3 S.A. - Brasil Bolsa Balcao	2,337,871
327,804	Petroleo Brasileiro S.A.	2,797,881
277,434	Telefonica Brasil S.A.	2,550,153
		7,685,905
	Canada - 11.5%
156,419	ARC Resources Ltd.	2,832,414
36,883	BRP, Inc.	2,481,281
38,918	Canadian Natural Resources Ltd.	2,948,919
35,895	Dollarama, Inc.	2,994,140
90,276	Empire Company Ltd., Class A	2,102,888
30,262	Loblaw Companies Ltd.	3,318,213
44,258	Nutrien Ltd.	2,333,531
81,057	Pembina Pipeline Corporation	2,851,935
76,414	Suncor Energy, Inc.	2,915,582
		24,778,903
	Cayman Islands - 1.9%
236,864	Alibaba Group Holding Ltd.	2,251,237
140,081	Li Auto, Inc.(b)	1,862,317
		4,113,554
	China - 2.4%
23,777	PDD Holdings, Inc. - ADR(b)	2,976,405
479,884	Ping An Insurance Group Company of China Ltd., H Shares(b)	2,205,344
		5,181,749

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 72.9% (Continued)
	France - 1.4%
28,654	Legrand S.A.(b)	$2,962,667

	Germany - 8.4%
26,598	Bayerische Motoren Werke A.G.(b)	2,908,801
33,715	Brenntag S.E.(b)	2,694,177
63,654	Deutsche Post A.G.	2,667,652
41,909	Mercedes-Benz Group A.G.	3,173,595
1,452,114	Telefonica Deutschland Holding A.G.	3,639,585
109,786	Zalando S.E.(b)	2,889,969
		17,973,779
	Israel - 1.3%
19,150	Check Point Software Technologies Ltd.(b)	2,861,393

	Italy - 1.1%
152,073	Eni SpA(b)	2,457,063

	Korea (Republic Of) - 6.1%
84,223	Hana Financial Group, Inc.	3,568,437
65,351	KB Financial Group, Inc.	3,566,015
42,749	Kia Corp(b)	3,640,970
167,811	Korean Air Lines Company Ltd.(b)	2,537,544
		13,312,966
	Mexico - 4.6%
1,240,471	Grupo Financiero Inbursa S.A.B. de C.V.(b)	3,419,357
592,976	Grupo Mexico S.A.B. de C.V. - Series B	3,665,158
1,334,727	Kimberly-Clark de Mexico S.A.B. de C.V.	2,786,851
		9,871,366
	Netherlands - 4.9%
82,545	Koninklijke Ahold Delhaize N.V.(b)	2,505,956
733,350	Koninklijke KPN N.V.(b)	2,667,866
48,214	Randstad N.V.	2,429,228
19,478	Wolters Kluwer N.V.(b)	2,926,482
		10,529,532

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 72.9% (Continued)
	Norway - 1.0%
75,823	Yara International ASA	$2,167,247

	Portugal - 1.6%
163,502	Galp Energia SGPS S.A.(b)	3,525,556

	Singapore - 1.1%
361,828	Singapore Exchange Ltd.	2,481,070

	Spain - 3.8%
44,050	Amadeus IT Group S.A.(b)	2,810,021
164,945	Repsol S.A.(b)	2,592,672
647,037	Telefonica S.A.(b)	2,905,036
		8,307,729
	Sweden - 2.7%
65,925	Holmen A.B.	2,582,047
97,930	Industrivarden A.B.(b)	3,174,387
		5,756,434
	Switzerland - 2.3%
31,969	Logitech International S.A.(b)	2,506,022
26,427	Novartis AG	2,560,021
		5,066,043
	Taiwan Province Of China - 7.7%
231,846	Asustek Computer, Inc.	3,054,625
730,315	Evergreen Marine Corp Taiwan Ltd.	4,240,423
177,731	Novatek Microelectronics Corporation	3,365,437
389,974	Quanta Computer Inc(b)	3,106,695
1,188,383	Uni-President Enterprises Corporation	2,785,529
		16,552,709
	Thailand - 2.2%
4,836,488	PTT Oil & Retail Business pcl	2,432,881
2,676,433	PTT pcl(b)	2,429,848
		4,862,729
	United Kingdom - 2.4%
387,081	BP PLC(b)	2,517,238

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares				Fair Value
	COMMON STOCKS — 72.9% (Continued)
	United Kingdom - 2.4% (Continued)
75,877	Shell plc(b)			$2,714,668
				5,231,906

	TOTAL COMMON STOCKS (Cost $139,401,408)			157,844,809

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.2%
	United States — 2.2%
4,748,000	United States Treasury Bill(c)	4.7700	05/09/24	4,742,437

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,742,420)			4,742,437

	TOTAL INVESTMENTS - 87.2% (Cost $170,410,256)			$188,916,713
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.8%			27,847,577
	NET ASSETS - 100.0%			$216,764,290

AB	- Aktiebolag

ADR	-American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Aksjeselskap

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europea

SGPS	- Sociedade Gestora de Participações Sociais

SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2024 was $26,329,467 representing 12.1% of net assets.

(b)	Non-income producing security.

(c)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

TOTAL RETURN SWAPS*
							Value/
							Unrealized
	Number of				Termination		Appreciation
Security	Shares	Notional Value	Currency	Interest Rate Payable	Date	Counterparty	(Depreciation)
Adaro Enegery Indonesia TBK	15,488,374	2,679,054	USD	OBFR +0.90%	10/31/2024	Barclays	$(114,327)
Ap Moller - Maersk A/S	1,537	15,308,520	DKK	1M CIBOR +0.30%	2/27/2026	Societe Generale	(5,233)
Astellas Pharma Inc	195,400	371,816,890	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(446,922)
China Merchants Securities Co Ltd	1,289,965	2,604,052	USD	OBFR +1.10%	2/27/2026	Societe Generale	(9,337)
Dentsu Group Inc	86,000	374,661,150	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(51,936)
DSV A/s	17,174	17,136,217	DKK	1M CIBOR +0.30%	2/27/2026	Societe Generale	(7,375)
Equinor Asa	73,981	22,116,620	NOK	1M NIBOR +0.35%	2/27/2026	Societe Generale	(7,392)
EEC AB	204,840	2,838,859	USD	OBFR +1.35%	2/27/2026	Societe Generale	(6,830)
Fast Retailing Co Ltd	11,200	370,378,736	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	609,269
Ford Otomotiv Sanayi A/S	86,077	2,959,159	USD	FED FUNDS +1.85%	10/17/2024	Goldman Sachs	(16,265)
HCL Technologies Limited	163,219	2,673,702	USD	OBFR +1.10%	2/27/2026	Societe Generale	(17,851)
Hellenic Telecommun Organiza	178,068	2,542,811	EUR	ESTRON +0.55%	2/27/2026	Societe Generale	(9,668)
Honda Motor Co Ltd	242,200	365,421,611	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	501,666
International Container	705,494	2,676,755	USD	OBFR +0.90%	10/31/2024	Barclays	1,346,942
Japan Airlines Co Ltd	135,900	376,191,041	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	53,812
Koc Holding A.S.	512,251	2,481,770	USD	OBFR +1.50%	10/31/2024	Barclays	1,009,391
Mitsubishi Corp	160,200	371,954,096	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	1,347,853
Mitsui & Co Ltd	68,800	373,248,634	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	994,956
Nexon Co Ltd	140,200	385,496,479	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(251,567)
Nissan Motor Co Ltd	653,200	371,181,619	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	88,801
Nitto Denko Corp	37,800	366,566,426	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	832,230
Nomura Research Institute Ltd	98,300	388,276,743	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(59,720)
Norsk Hydro Asa	443,480	30,555,772	NOK	1M NIBOR +0.35%	2/27/2026	Societe Generale	(9,227)
Ono Pharmaceutical Co Ltd	144,700	377,001,706	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(273,430)
OPAP S.A.	151,520	2,426,313	EUR	1M EURIBOR +1.50%	11/4/2024	Barclays	(41,127)
Orlen S.A.	158,444	2,370,284	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	650
Pandora A/S	22,161	23,701,190	DKK	1M CIBOR +0.30%	2/27/2026	Societe Generale	(9,471)
Petronas Chemicals Group BHD	94,995	150,441	USD	OBFR +0.90%	10/31/2024	Barclays	(16,357)
Powszechny Zaklad Ubezpieczen S.A.	221,384	2,371,086	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	203,309
Press Metal Aluminium Holding	2,279,800	2,340,401	USD	OBFR +0.90%	11/5/2024	Barclays	181,316
Qinghai Salt Lake Industry Co Ltd	1,078,051	2,466,132	USD	OBFR +1.10%	2/27/2026	Societe Generale	(9,010)
Recordati Industria Chimica E	54,047	2,705,052	EUR	ESTRON +0.45%	2/27/2026	Societe Generale	(10,728)
Renesas Electronics Corp	177,800	348,209,432	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	751,502
SAFCO AB	72,203	2,228,381	USD	OBFR +1.35%	2/27/2026	Societe Generale	(11,800)
Shaanxi Coal Industry - A	1,029,100	2,628,191	USD	OBFR +0.90%	10/31/2024	Barclays	839,828
Shionogi & Co Ltd	53,900	377,164,199	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	150,588
STC AB	250,667	2,515,289	USD	OBFR +1.35%	2/27/2026	Societe Generale	54,617
Svitzer Group A/S	3,074	721,929	DKK	1M CIBOR +0.30%	2/27/2026	Societe Generale	(8)
Subaru Corp	144,900	371,427,857	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	925,488
TENIM Ltd.	156,336	2,322,810	EUR	1M EURIBOR +0.40%	11/4/2024	Barclays	83,335
Tianqi Lithium Corp	324,222	1,766,364	USD	OBFR +1.10%	2/27/2026	Societe Generale	(8,758)
Tongwei Co Ltd	653,588	1,955,665	USD	OBFR +1.10%	2/27/2026	Societe Generale	(8,984)
Trend Micro Inc	66,800	377,450,928	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	910,447
Turk Hava Yollari	320,128	3,220,604	USD	SOFR +1.85%	10/17/2024	Goldman Sachs	(15,819)
United Tractors TBK PT	1,612,226	2,684,610	USD	OBFR +0.90%	10/31/2024	Barclays	(239,842)
Wipro Limited Semat Share	540,398	2,995,246	USD	OBFR +1.10%	2/27/2026	Societe Generale	(18,613)
							$9,208,403

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

OBFR – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

MUTKCALM – Mutan Rate

FED Funds - Federal Funds Rate

TBK PT - Perseroan Terbatas

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	CLOSED END FUND — 12.1%
	REAL ESTATE - 12.1%
1,140,438	Redwood Real Estate Income Fund, Class I (a) (Cost $28,510,952)	$28,579,378

	COMMON STOCKS — 61.2%
	ADVERTISING & MARKETING - 1.7%
62,359	Interpublic Group of Companies, Inc. (The)	1,898,208
22,119	Omnicom Group, Inc.	2,053,528
		3,951,736
	AEROSPACE & DEFENSE - 0.9%
4,549	Lockheed Martin Corporation	2,114,967

	AUTOMOTIVE - 1.7%
157,351	Ford Motor Company	1,911,815
10,133	Tesla, Inc.(b)	1,857,176
		3,768,991
	BANKING - 0.9%
55,795	Truist Financial Corporation	2,095,102

	BEVERAGES - 0.4%
5,026	PepsiCo, Inc.	884,124

	BIOTECH & PHARMA - 4.5%
38,765	Bristol-Myers Squibb Company	1,703,334
2,967	Eli Lilly & Company	2,317,524
27,064	Gilead Sciences, Inc.	1,764,573
9,214	Merck & Company, Inc.	1,190,633
72,779	Pfizer, Inc.	1,864,598
161,437	Viatris, Inc.	1,867,826
		10,708,488
	CABLE & SATELLITE - 0.7%
45,698	Comcast Corporation, Class A	1,741,551

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 61.2% (Continued)
	CHEMICALS - 2.6%
35,164	Dow, Inc.	$2,000,832
36,787	FMC Corporation	2,170,801
19,557	LyondellBasell Industries N.V., Class A	1,955,113
		6,126,746
	CONTAINERS & PACKAGING - 1.6%
214,777	Amcor PLC	1,920,106
55,002	International Paper Company	1,921,770
		3,841,876
	DIVERSIFIED INDUSTRIALS - 0.9%
21,276	3M Company	2,053,347

	E-COMMERCE DISCRETIONARY - 1.1%
15,313	Amazon.com, Inc.(b)	2,679,775

	ELECTRIC UTILITIES - 4.4%
40,934	Dominion Energy, Inc.	2,086,815
28,722	Edison International	2,040,985
39,287	Evergy, Inc.	2,060,603
33,294	Eversource Energy	2,018,282
28,550	Pinnacle West Capital Corporation	2,102,709
		10,309,394
	FOOD - 1.7%
69,652	Conagra Brands, Inc.	2,143,889
55,227	Kraft Heinz Company (The)	2,132,314
		4,276,203
	HEALTH CARE FACILITIES & SERVICES - 1.5%
26,418	CVS Health Corporation	1,788,763
3,417	UnitedHealth Group, Inc.	1,652,803
		3,441,566
	HEALTH CARE REIT - 1.0%
117,568	Healthpeak Properties, Inc.	2,187,940

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 61.2% (Continued)
	HOME & OFFICE PRODUCTS - 0.7%
18,276	Whirlpool Corporation	$1,733,661

	INFRASTRUCTURE REIT - 0.7%
17,738	Crown Castle, Inc.	1,663,470

	INTERNET MEDIA & SERVICES - 2.8%
39,927	Alphabet, Inc., Class A(b)	6,499,316

	LEISURE FACILITIES & SERVICES - 0.7%
11,500	Darden Restaurants, Inc.	1,764,215

	LEISURE PRODUCTS - 1.0%
38,369	Hasbro, Inc.	2,352,020

	MACHINERY - 0.9%
22,097	Stanley Black & Decker, Inc.	2,019,666

	MEDICAL EQUIPMENT & DEVICES - 0.1%
5,319	Solventum Corporation(b)	345,788

	OFFICE REIT - 0.8%
30,091	Boston Properties, Inc.	1,862,332

	OIL & GAS PRODUCERS - 5.7%
6,597	Chevron Corporation	1,063,898
44,099	Devon Energy Corporation	2,256,987
10,789	Diamondback Energy, Inc.	2,169,992
14,940	Exxon Mobil Corporation	1,766,954
112,361	Kinder Morgan, Inc.	2,053,959
26,017	ONEOK, Inc.	2,058,465
54,434	Williams Companies, Inc. (The)	2,088,088
		13,458,343

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 61.2% (Continued)
	RETAIL - CONSUMER STAPLES - 0.7%
92,560	Walgreens Boots Alliance, Inc.	$1,641,089

	RETAIL - DISCRETIONARY - 0.7%
23,723	Best Buy Company, Inc.	1,746,962

	RETAIL REIT - 0.8%
37,430	Realty Income Corporation	2,004,002

	SEMICONDUCTORS - 3.2%
8,853	NVIDIA Corporation	7,649,169

	SOFTWARE - 2.6%
15,701	Microsoft Corporation	6,112,870

	TECHNOLOGY HARDWARE - 7.3%
54,692	Apple, Inc.	9,315,689
40,338	Cisco Systems, Inc.	1,895,079
60,561	Corning, Inc.	2,021,526
129,473	Hewlett Packard Enterprise Company	2,201,041
68,577	HP, Inc.	1,926,328
		17,359,663
	TECHNOLOGY SERVICES - 2.0%
10,512	International Business Machines Corporation	1,747,094
3,016	Mastercard, Inc., Class A	1,360,819
5,885	Visa, Inc., Class A	1,580,770
		4,688,683
	TELECOMMUNICATIONS - 1.6%
114,939	AT&T, Inc.	1,941,320
48,804	Verizon Communications, Inc.	1,927,270
		3,868,590
	TOBACCO & CANNABIS - 1.8%
47,661	Altria Group, Inc.	2,088,028
21,603	Philip Morris International, Inc.	2,050,989
		4,139,017

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 61.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5%
26,258	CH Robinson Worldwide, Inc.	$1,864,318
13,171	United Parcel Service, Inc., B	1,942,458
		3,806,776

	TOTAL COMMON STOCKS (Cost $133,865,139)	144,897,438

	EXCHANGE-TRADED FUNDS — 17.0%
	EQUITY - 14.5%
85,024	iShares Core S&P Small-Cap ETF	8,875,655
232,991	Schwab International Small-Cap Equity ETF	8,070,808
70,877	Vanguard FTSE All World ex-US Small-Cap ETF	8,122,504
42,776	Vanguard Small-Cap ETF	9,145,082
		34,214,049
	FIXED INCOME - 2.5%
67,632	iShares 20+ Year Treasury Bond ETF	5,966,495

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,006,329)	40,180,544

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,753	Nuveen California High Yield Municipal Bond Fund, Class I	83,230
6,241	Nuveen High Yield Municipal Bond Fund, Class I	91,675
	TOTAL OPEN END FUNDS (Cost $221,531)	174,905

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.9%
	U.S. TREASURY BILLS — 5.9%
14,000,000	United States Treasury Bill(c) (Cost $13,983,546)	4.7700	05/09/24	$13,983,596

Shares
	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
2,538,737	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.95%(d) (Cost $2,538,737)			2,538,737

	TOTAL INVESTMENTS - 97.4% (Cost $216,126,234)			$230,354,598
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			6,059,497
	NET ASSETS - 100.0%			$236,414,095

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at April 30, 2024 was $28,579,378 representing 12.1% of net assets.

(b)	Non-income producing security.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

TOTAL RETURN SWAPS *

						Value/ Unrealized
	Number of					Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares Iboxx $ High Yield Corporate Bond	270,000	$20,598,300	SOFR + 15 bps	11/5/2024	Goldman	$—
iShares Preferred & Income – Institutional Class	924,778	28,631,127	OBFR + 25 bps	2/29/2024	Societe Generale	—
SPDR Bloomberg Convertible – Institutional Class	257,186	18,784,865	OBFR + 40 bps	11/7/2024	Barclays	—
TOTAL						$—

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each swap pays monthly.

SOFR	- Secured Overnight Financing Rate

OBFR	- Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

	Redwood Managed	Redwood Managed		Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund	Municipal Income Fund		Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$137,867,485	$122,508,644		$144,143,828		$187,615,282
Affiliated investments, at Cost	14,000,000	17,809,638		26,266,428		28,510,952
Investments, at Fair Value	138,794,826	127,295,454		162,587,246		201,775,220
Affiliated investments, at Fair Value	14,033,600	17,852,381		26,329,467		28,579,378
Cash	3,912,385	3,125,660		18,117,338		8,128,166
Unrealized Appreciation on Swap Contracts	—	—		9,208,403		—
Deposit at Broker for open Swap Contracts	1,932,030	—		246,940		—
Receivable for Fund Shares Sold	75,090	73,452		157,369		220,696
Dividends and Interest Receivable	1,106,876	544,259		427,603		405,458
Prepaid Expenses and Other Assets	27,468	23,431		38,453		31,688
Total Assets	159,882,275	148,914,637		217,112,819		239,140,606

Liabilities:
Due to Broker	—	5,730		—		2,278,245
Distribution (12b-1) Fees Payable	85	—		—		1
Unrealized Depreciation on Swap Contracts (Premium paid $220,440 on Redwood Managed Volatility Fund)	204,774	—		—		—
Investment Advisory Fees Payable	143,841	60,633		156,085		174,246
Payable for Fund Shares Redeemed	57,048	47,807		73,284		208,735
Payable to Related Parties	104,761	27,026		70,329		31,820
Accrued Expenses and Other Liabilities	125,544	46,033		48,831		33,464
Total Liabilities	636,053	187,229		348,529		2,726,511
Net Assets	$159,246,222	$148,727,408		$216,764,290		$236,414,095

Class I Net Assets	$118,938,334	$148,727,392		$216,764,272		$236,411,454
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,768,561	10,696,448		14,951,486		13,662,196
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.04	$13.90		$14.50		$17.30

Class N Net Assets	$416,059	$16		$18		$2,641
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	36,892	1		1		150
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.28	$14.56	*	$14.50	*	$17.61

Class Y Net Assets	$39,891,829
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,560,201
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.20

Net Assets Consist Of:
Paid-in-Capital	$253,842,567	$164,594,029		$230,926,806		$229,335,693
Accumulated Earnings (Deficits)	(94,596,345)	(15,866,621)		(14,162,516)		7,078,402

Net Assets	$159,246,222	$148,727,408		$216,764,290		$236,414,095

*	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended April 30, 2024

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $1,187,389, $0)	$3,697,881	$3,066,717	$2,118,574	$3,175,195
Dividend Income from affiliated investments	511,896	651,192	960,406	1,042,475
Interest Income	1,123,329	293,591	664,334	880,906
Total Investment Income	5,333,106	4,011,500	3,743,314	5,098,576

Expenses:
Investment Advisory Fees	1,038,360	540,535	993,534	1,209,987
Distribution (12b-1) Fees - Class N	636	—	—	4
Third Party Administrative Servicing Fees	113,400	100,800	160,452	177,016
Administrative Fees	96,950	62,790	101,702	90,790
Transfer Agent Fees	44,800	44,450	31,486	30,590
Printing Expense	43,050	18,102	18,658	19,320
Registration Fees	39,270	23,800	17,560	17,262
Legal fees	36,400	23,030	24,294	22,050
Custody Fees	26,810	18,579	109,201	20,090
Fund Accounting Fees	23,744	17,276	25,872	17,388
Audit Fees	13,160	11,900	16,772	11,942
Trustees’ Fees	10,500	9,240	10,812	8,722
Chief Compliance Officer Fees	9,408	8,904	12,992	9,324
Insurance Expense	4,004	3,696	3,206	4,284
Miscellaneous Expenses	5,670	5,361	12,404	8,876
Total Expenses	1,506,162	888,463	1,538,945	1,647,645
Less: Fees Waived by the Advisor	(23,621)	(52,376)	(95,419)	—
Less: Affiliated Fees Waived	(86,299)	(62,438)	(118,814)	(143,374)
Net Expenses	1,396,242	773,649	1,324,712	1,504,271

Net Investment Income	3,936,864	3,237,851	2,418,602	3,594,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Investments	(3,100,779)	893,494	(24,141)	3,971,666
Affiliated Investments	—	9,638	16,428	10,951
Distributions from underlying investment companies	—	33,521	—	—
Foreign Currency Transactions	—	—	(220,715)	—
Swap Contracts	932,954	12,466	1,172,034	2,175,663
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,599,180	4,791,916	19,691,339	14,400,239
Affiliated Investments	5,600	2,743	3,039	6,427
Foreign Exchange Transactions	—	—	(29,188)	—
Swap Contracts	(130,609)	9,461	9,985,773	—
Net Realized and Unrealized Gain on Investments	6,306,346	5,753,239	30,594,569	20,564,946

Net Increase in Net Assets Resulting From Operations	$10,243,210	$8,991,090	$33,013,171	$24,159,251

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$3,936,864	$5,166,316
Net Realized Loss	(2,167,825)	(9,717,643)
Net Change in Unrealized Appreciation (Depreciation)	8,474,171	236,762
Net Increase (Decrease) in Net Assets Resulting From Operations	10,243,210	(4,314,565)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(8,214,370)	(2,983,085)
Class N	(36,670)	(17,431)
Class Y	(2,837,432)	(2,273,677)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(11,088,472)	(5,274,193)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	20,629,750	79,229,355
Distributions Reinvested	7,920,509	2,843,640
Cost of Shares Redeemed	(31,343,620)	(61,468,897)
Total From Capital Transactions: Class I	(2,793,361)	20,604,098

Class N Shares:
Proceeds from Shares Issued	—	128,078
Distributions Reinvested	36,317	17,180
Cost of Shares Redeemed	(352,859)	(302,010)
Total From Capital Transactions: Class N	(316,542)	(156,752)

Class Y Shares:
Proceeds from Shares Issued	1,152,626	15,683,777
Distributions Reinvested	2,825,936	2,269,374
Cost of Shares Redeemed	(32,229,787)	(63,371,009)
Total From Capital Transactions: Class Y	(28,251,225)	(45,417,858)

Total Decrease in Net Assets	(32,206,390)	(34,559,270)

Nets Assets:
Beginning of Period	191,452,612	226,011,882
End of Period	$159,246,222	$191,452,612

SHARE ACTIVITY
Class I:
Shares Sold	1,843,275	6,704,579
Shares Reinvested	710,399	244,008
Shares Redeemed	(2,774,445)	(5,241,673)
Net increase (decrease) in shares of beneficial interest outstanding	(220,771)	1,706,914

Class N:
Shares Sold	—	10,838
Shares Reinvested	3,195	1,452
Shares Redeemed	(31,002)	(24,802)
Net decrease in shares of beneficial interest outstanding	(27,807)	(12,512)

Class Y:
Shares Sold	101,353	1,294,911
Shares Reinvested	249,867	191,411
Shares Redeemed	(2,851,019)	(5,318,530)
Net decrease in shares of beneficial interest outstanding	(2,499,799)	(3,832,208)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$3,237,851	$4,590,967
Net Realized Gain (Loss)	949,119	(6,488,229)
Capital Gain Distributions from underlying investment companies	—	33,521
Net Change in Unrealized Appreciation (Depreciation)	4,804,120	188,636
Net Increase (Decrease) in Net Assets Resulting From Operations	8,991,090	(1,675,105)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(3,048,597)	(3,584,024)
Class N	(1)	(1)
Return of Capital:
Class I	—	(667,218)
Class N	—	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,048,598)	(4,251,243)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	23,631,530	91,553,763
Distributions Reinvested	3,017,506	4,202,732
Cost of Shares Redeemed	(54,806,067)	(66,670,337)
Total From Capital Transactions: Class I	(28,157,031)	29,086,158

Class N Shares:
Proceeds from Shares Issued	—	21
Distributions Reinvested	1	1
Cost of Shares Redeemed	(22)	—
Total From Capital Transactions: Class N	(21)	22

Total Increase (Decrease) in Net Assets	(22,214,560)	23,159,832

Nets Assets:
Beginning of Period	170,941,968	147,782,136
End of Period	$148,727,408	$170,941,968

SHARE ACTIVITY
Class I:
Shares Sold	1,711,572	6,652,963
Shares Reinvested	215,451	303,134
Shares Redeemed	(3,977,477)	(4,850,852)
Net increase (decrease) in shares of beneficial interest outstanding	(2,050,454)	2,105,245

Class N:
Shares Sold	—	2
Shares Reinvested	—	—
Shares Redeemed	(2)	—
Net increase (decrease) in shares of beneficial interest outstanding	(2)	2

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$2,418,602	$8,993,554
Net Realized Gain	943,606	2,202,349
Net Change in Unrealized Appreciation (Depreciation)	29,650,963	(1,914,807)
Net Increase in Net Assets Resulting From Operations	33,013,171	9,281,096

Distributions to Shareholders From:
Distributable Earnings:
Class I	(14,179,800)	(3,956,471)
Class N	(2)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(14,179,802)	(3,956,471)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	24,881,630	89,154,341
Distributions Reinvested	14,161,790	3,943,819
Cost of Shares Redeemed	(82,883,236)	(71,099,095)
Total From Capital Transactions: Class I	(43,839,816)	21,999,065

Class N Shares:
Proceeds from Shares Issued	—	21
Distributions Reinvested	2	—
Cost of Shares Redeemed	(22)	—
Total From Capital Transactions: Class N	(20)	21

Total Increase (Decrease) in Net Assets	(25,006,467)	27,323,711

Nets Assets:
Beginning of Period	241,770,757	214,447,046
End of Period	$216,764,290	$241,770,757

SHARE ACTIVITY
Class I:
Shares Sold	1,748,310	6,263,579
Shares Reinvested	1,017,370	289,348
Shares Redeemed	(5,878,752)	(4,999,988)
Net increase (decrease) in shares of beneficial interest outstanding	(3,113,072)	1,552,939

Class N:
Shares Sold	—	2
Shares Reinvested	—	—
Shares Redeemed	(2)	—
Net increase (decrease) in shares of beneficial interest outstanding	(2)	2

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$3,594,305	$5,852,225
Net Realized Gain	6,158,280	2,048,025
Net Change in Unrealized Appreciation (Depreciation)	14,406,666	(6,624,318)
Net Increase in Net Assets Resulting From Operations	24,159,251	1,275,932

Distributions to Shareholders From:
Distributable Earnings:
Class I	(23,121,655)	(1,314,356)
Class N	(243)	—
Return of Capital:
Class I	—	—
Class N	—	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(23,121,898)	(1,314,356)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	60,984,888	94,196,911
Distributions Reinvested	23,067,219	1,308,982
Cost of Shares Redeemed	(86,908,150)	(65,429,677)
Total From Capital Transactions: Class I	(2,856,043)	30,076,216

Class N Shares:
Proceeds from Shares Issued	1,063	44
Distributions Reinvested	243	—
Cost of Shares Redeemed	(1,151)	(1)
Total From Capital Transactions: Class N	155	43

Total Increase (Decrease) in Net Assets	(1,818,535)	30,037,835

Nets Assets:
Beginning of Period	238,232,630	208,194,795
End of Period	$236,414,095	$238,232,630

SHARE ACTIVITY
Class I:
Shares Sold	3,517,763	5,201,932
Shares Reinvested	1,344,243	76,773
Shares Redeemed	(4,968,814)	(3,623,671)
Net increase (decrease) in shares of beneficial interest outstanding	(106,808)	1,655,034

Class N:
Shares Sold	61	2
Shares Reinvested	14	—
Shares Redeemed	(66)	—
Net increase in shares of beneficial interest outstanding	9	2

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.13		$11.66	$14.27	$14.55	$15.14	$14.86

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.27		0.26	(0.04)	(0.18)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.41		(0.51)	(1.69)	0.68	(0.25)	0.78
Total From Operations	0.68		(0.25)	(1.73)	0.50	(0.40)	0.77

Less Distributions:
From Paid in Capital	—		—	(0.05)	—	—	—
From Net Investment Income	(0.77)		(0.28)	(0.83)	(0.78)	(0.19)	(0.49)
Total Distributions	(0.77)		(0.28)	(0.88)	(0.78)	(0.19)	(0.49)

Net Asset Value, End of Period	$11.04		$11.13	$11.66	$14.27	$14.55	$15.14

Total Return (b)	6.13	% (g)	(2.23)%	(12.90)%	3.43%	(2.70)%	5.10%

Net Assets, End of Period (000’s)	$118,938		$122,330	$108,258	$90,597	$63,012	$64,403

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.71	% (f)	1.64%	1.56%	1.55%	1.55%	1.58%
Ratio of Net Expenses to Average Net Assets (c)	1.67	% (f)	1.64%	1.56%	1.55%	1.55%	1.58	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.78	% (f)	2.20%	(0.32)%	(1.23)%	(1.05)%	(0.05)%
Portfolio Turnover Rate	37	% (g)	5%	15%	11%	11066%	2%

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$11.35		$11.89	$14.46	$14.74	$15.33	$14.84

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.25		0.23	(0.08)	(0.22)	(0.19)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.43		(0.52)	(1.71)	0.69	(0.25)	0.76
Total From Operations	0.68		(0.29)	(1.79)	0.47	(0.44)	0.72

Less Distributions:
From Paid in Capital	—		—	(0.05)	—	—	—
From Net Investment Income	(0.75)		(0.25)	(0.73)	(0.75)	(0.15)	(0.23)
Total Distributions	(0.75)		(0.25)	(0.78)	(0.75)	(0.15)	(0.23)

Net Asset Value, End of Period	$11.28		$11.35	$11.89	$14.46	$14.74	$15.33

Total Return (b)	6.04	% (g)	(2.51)%	(13.08)%	3.12%	(2.97)%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$416		$734	$918	$1,657	$3,807	$5,821

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.96	% (f)	1.89%	1.78%	1.82%	1.78%	1.84%
Ratio of Net Expenses to Average Net Assets (c)	1.92	% (f)	1.89%	1.78%	1.82%	1.78%	1.84	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.44	% (f)	1.92%	(0.67)%	(1.55)%	(1.28)%	(0.23)%
Portfolio Turnover Rate	37	% (g)	5%	15%	11%	11066%	2%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not annualized

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.29		$11.81	$14.42	$14.68	$15.25	$14.95

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.26		0.27	(0.04)	(0.17)	(0.14)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.42		(0.51)	(1.69)	0.69	(0.24)	0.77
Total From Operations	0.68		(0.24)	(1.73)	0.52	(0.38)	0.79

Less Distributions:
From Paid in Capital	—		—	(0.05)	—	—	—
From Net Investment Income	(0.77)		(0.28)	(0.83)	(0.78)	(0.19)	(0.49)
Total Distributions	(0.77)		(0.28)	(0.88)	(0.78)	(0.19)	(0.49)

Net Asset Value, End of Period	$11.20		$11.29	$11.81	$14.42	$14.68	$15.25

Total Return (b)	6.04	% (g)	(2.12)%	(12.76)%	3.54%	(2.68)%	5.34%

Net Assets, End of Period (000’s)	$39,892		$68,389	$116,836	$175,124	$216,144	$274,941

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.71	% (f)	1.64%	1.53%	1.56%	1.55%	1.58%
Ratio of Net Expenses to Average Net Assets (c)	1.71	% (f)	1.56%	1.43%	1.43%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	4.64	% (f)	2.24%	(0.32)%	(1.14)%	(0.95)%	0.12%
Portfolio Turnover Rate	37	% (g)	5%	15%	11%	11066%	2%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$13.89		$16.39	$15.46	$16.27	$15.31

Activity from Investment Operations:
Net Investment Income (a)	0.29		0.41		0.11	0.34	0.36	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.48		(0.52)		(1.73)	0.94	(0.82)	0.95
Total From Operations	0.77		(0.11)		(1.62)	1.28	(0.46)	1.45

Less Distributions:
From Paid in Capital	—		(0.00	) (h)	(0.12)	—	—	—
From Net Investment Income	(0.28)		(0.31)		—	(0.35)	(0.35)	(0.49)
From Net Realized Gains	—		—		(0.76)	—	—	—
From Return of Capital	—		(0.06)		—	—	—	—
Total Distributions	(0.28)		(0.37)		(0.88)	(0.35)	(0.35)	(0.49)

Net Asset Value, End of Period	$13.90		$13.41		$13.89	$16.39	$15.46	$16.27

Total Return (b)	5.74	% (g)	(0.83)%		(10.36)%	8.30%	(2.85)%	9.62%

Net Assets, End of Period (000’s)	$148,727		$170,942		$147,782	$153,899	$152,522	$180,342

Ratio of Gross Expenses to Average Net Assets (c)(e)	1.07	% (f)	1.08%		1.01%	1.07%	1.09%	1.09%
Ratio of Net Expenses to Average Net Assets (c)	1.00	% (f)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c)(d)	4.19	% (f)	2.92%		0.76%	2.11%	2.26%	3.13%
Portfolio Turnover Rate	16	% (g)	651%		860%	8%	250%	7%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$14.07		$14.55		$17.05	$16.17	$16.90	$15.61

Activity from Investment Operations:
Net Investment Income (a)	0.23		0.11		0.12	0.13	0.46	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.54		(0.22)		(1.74)	1.07	(1.06)	1.00
Total From Operations	0.77		(0.11)		(1.62)	1.20	(0.60)	1.45

Less Distributions:
From Paid in Capital	—		(0.00	) (i)	(0.12)	—	—	—
From Net Investment Income	(0.28)		(0.31)		—	(0.32)	(0.13)	(0.16)
From Net Realized Gains	—		—		(0.76)	—	—	—
From Return of Capital	—		(0.06)		—	—	—	—
Total Distributions	(0.28)		(0.37)		(0.88)	(0.32)	(0.13)	(0.16)

Net Asset Value, End of Period	$14.56		$14.07		$14.55	$17.05	$16.17	$16.90

Total Return (b)	5.47	% (h)	(0.79)%		(9.94)%	7.47%	(3.60)%	9.35%

Net Assets, End of Period (000’s)	$16	(f)	$37	(f)	$16 (f)	$18 (f)	$194 (f)	$89

Ratio of Gross Expenses to Average Net Assets (c)(e)	1.32	% (g)	1.33%		1.26%	1.32%	1.34%	1.34%
Ratio of Net Expenses to Average Net Assets (c)	1.25	% (g)	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)(d)	3.23	% (g)	0.78%		0.77%	0.05%	2.72%	2.78%
Portfolio Turnover Rate	16	% (h)	651%		860%	8%	250%	7%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Amount is actual; not presented in thousands.

(g)	Annualized.

(h)	Not annualized.

(i)	Less that $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended,	Year Ended,
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.38		$12.99	$17.19	$14.49	$14.39	$14.67

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.16		0.51	0.07	(0.04)	(0.07)	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.91		0.12	(2.05)	3.68	0.30	(0.17)
Total From Operations	2.07		0.63	(1.98)	3.64	0.23	0.01

Less Distributions:
From Paid in Capital	—		—	—	—	—	(0.02)
From Net Investment Income	(0.95)		(0.24)	(2.22)	(0.94)	(0.13)	(0.27)
Total Distributions	(0.95)		(0.24)	(2.22)	(0.94)	(0.13)	(0.29)

Net Asset Value, End of Period	$14.50		$13.38	$12.99	$17.19	$14.49	$14.39

Total Return (b)	15.68	% (d)	4.78%	(13.72)%	25.54%	1.63%	0.04%

Net Assets, End of Period (000’s)	$216,764		$241,771	$214,447	$192,488	$127,599	$108,823

Ratio of Gross Expenses to Average Net Assets including interest expense (e)(f)	1.29	% (c)	1.22%	1.23%	1.24%	1.29%	1.26%
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.20	% (c)	1.21%	1.20%	1.20%	1.20%	1.20%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)(f)	1.29	% (c)	1.21%	1.23%	1.24%	1.29%	1.26%
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.20	% (c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)(g)	2.19	% (c)	3.58%	0.49%	(0.24)%	(0.47)%	1.19%
Portfolio Turnover Rate	0	% (d)	373%	413%	63%	230%	344%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended,	Year Ended,
	April 30, 2024		October 31, 2023	October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.38		$13.00	$17.18		$14.66	$14.57	$14.66

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.29		0.46	(1.78	) (i)	(0.21)	(0.09)	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.78		0.16	(0.59)		3.63	0.29	(0.19)
Total From Operations	2.07		0.62	(2.37)		3.42	0.20	(0.02)

Less Distributions:
From Paid in Capital	—		—	—		—	—	(0.02)
From Net Investment Income	(0.95)		(0.24)	(1.81)		(0.90)	(0.11)	(0.05)
Total Distributions	(0.95)		(0.24)	(1.81)		(0.90)	(0.11)	(0.07)

Net Asset Value, End of Period	$14.50		$13.38	$13.00		$17.18	$14.66	$14.57

Total Return (b)	15.68	% (h)	4.70%	(15.58)%		22.46%	1.36%	(0.16)%

Net Assets, End of Period (000’s)	$18	(c)	$36 (c)	$15	(c)	$18 (c)	$9	$32

Ratio of Gross Expenses to Average Net Assets including overdraft expense (d)(e)	1.54	% (f)	1.47%	1.48%		1.49%	1.54%	1.51%
Ratio of Net Expenses to Average Net Assets including overdraft expense (d)	1.45	% (f)	1.46%	1.45%		1.45%	1.45%	1.45%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (d)(e)	1.54	% (f)	1.46%	1.48%		1.49%	1.54%	1.51%
Ratio of Net Expenses to Average Net Assets excluding interest expense (d)	1.45	% (f)	1.45%	1.45%		1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)(g)	4.07	% (f)	3.27%	0.24%		(0.71)%	(0.60)%	1.17%
Portfolio Turnover Rate	0	% (h)	373%	413%		63%	230%	344%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Amount is actual, not presented in thousands.

(d)	Does not include expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$17.19	$20.09	$15.81	$14.74	$14.48

Activity from Investment Operations:
Net Investment Income (a)	0.26		0.45	0.10	0.18	0.12	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.50		(0.23)	(1.06)	5.41	1.23	0.37
Total From Operations	1.76		0.22	(0.96)	5.59	1.35	0.59

Less Distributions:
Pain in Capital	—		—	(0.65)	—	—	—
From Net Realized Gains	(0.89)		—	(0.51)	—	—	(0.00	) (h)
From Net Investment Income	(0.87)		(0.11)	(0.78)	(1.31)	(0.28)	(0.33)
Total Distributions	(1.76)		(0.11)	(1.94)	(1.31)	(0.28)	(0.33)

Net Asset Value, End of Period	$17.30		$17.30	$17.19	$20.09	$15.81	$14.74

Total Return (b)	10.29	% (d)	1.27%	(5.30)%	36.79%	9.25%	4.16%

Net Assets, End of Period (000’s)	$236,411		$238,230	$208,192	$172,256	$88,389	$77,875

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.24	% (c)	1.27%	1.30%	1.34%	1.45%	1.40%
Ratio of Net Expenses to Average Net Assets (e)	1.24	% (c)	1.27%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.97	% (c)	2.48%	0.57%	0.93%	0.77%	1.52%
Portfolio Turnover Rate	30	% (d)	385%	934%	160%	628%	256%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$17.55		$17.37	$20.33	$16.00	$14.90	$14.47

Activity from Investment Operations:
Net Investment Income (a)	0.24		0.40	0.04	0.09	0.32	0.20
Net Realized and Unrealized Gain (Loss) on Investments	1.53		(0.22)	(1.07)	5.54	1.02	0.36
Total From Operations	1.77		0.18	(1.02)	5.63	1.34	0.56

Less Distributions:
Paid in Capital	—		—	(0.65)	—	—	—
From Net Realized Gains	(0.89)		—	(0.51)	—	—	(0.00	) (h)
From Net Investment Income	(0.82)		—	(0.78)	(1.30)	(0.24)	(0.13)
Total Distributions	(1.71)		—	(1.94)	(1.30)	(0.24)	(0.13)

Net Asset Value, End of Period	$17.61		$17.55	$17.37	$20.33	$16.00	$14.90

Total Return (b)	10.19	% (d)	1.04%	(5.59)%	36.55%	9.06%	3.90%

Net Assets, End of Period	$2,641		$2,473	$2,407	$21	$177	$77,879

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.49	% (c)	1.52%	1.55%	1.59%	1.70%	1.65%
Ratio of Net Expenses to Average Net Assets (e)	1.49	% (c)	1.52%	1.55%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.68	% (c)	2.20%	0.28%	0.97%	2.07%	1.42%
Portfolio Turnover Rate	30	% (d)	385%	934%	160%	628%	256%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short -term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds and certain non-exchange traded closed-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any exchange-traded fund purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board)”. The Board has appointed the Funds’ Advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the Valuation Designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$110,271,988	$—	$—	$110,271,988
Closed End Fund	14,033,600	—	—	14,033,600
Common Stocks	161,800	—	—	161,800
Corporate Bonds	—	28,361,038	—	28,361,038
Total	$124,467,388	$28,361,038	$—	$152,828,426

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$204,774	$—	$204,774

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$126,692,214	$—	$—	$126,692,214
Closed End Fund	17,852,381	—	—	17,852,381
Short-Term Investments	603,240	—	—	603,240
Total	$145,147,835	$—	$—	$145,147,835

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$—	$—	$—

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2024

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$157,844,809	$—	$—	$157,844,809
Closed End Fund	26,329,467	—	—	26,329,467
U.S. Government and Agencies	—	4,742,437	—	4,742,437
Swaps*	—	10,886,000	—	10,886,000
Total	$184,174,276	$15,628,437	$—	$199,802,713

Liabilities
Swaps *	$—	$1,677,597	$—	$1,677,597
Total	$—	$1,677,597	$—	$1,677,597

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$144,897,438	$—	$—	$144,897,438
Open End Funds	174,905	—	—	174,905
Closed End Fund	28,579,378	—	—	28,579,378
U.S. Government and Agencies	—	13,983,596	—	13,983,596
Exchange-Traded Funds	40,180,544	—	—	40,180,544
Short-Term Investment	2,538,737	—	—	2,538,737
Swaps *	—	—	—	—
Total	$216,371,002	$13,983,596	$—	$230,354,598

The Funds did not hold any Level 3 securities during the period.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk and credit risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund invested in during the six months ended April 30, 2024 was $208,347, $264,644, $6,134,152,828, and $67,868,873, respectively.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2024 was $21,816,667.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2021 to October 31, 2023 for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	DERIVATIVES

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2024:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2024

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2024:

Managed Volatility Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities

Credit Default Swap Contracts:
Credit Risk	$—	$(204,774)
Total Return Swap Contracts:
Equity Risk	—	—
Total	$—	$(204,774)

Municipal Income Fund
Liability Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$—
Total	$—	$—

Tactical International Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$9,208,403	$—
Total	$9,208,403	$—

SMarT Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$—
Total	$—	$—

The following is a summary of the location of derivative investments on the Statements of Operations for the six months ended April 30, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2024:

Managed Volatility Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type	Credit Risk	Equity Risk	Ended April 30, 2024
Credit Default Swap Contracts	$(137,715)	$—	$(137,715)
Total Return Swap Contracts	—	7,106	7,106
			(130,609)

Managed Municipal Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2024
Total Return Swap Contracts		$9,461	$9,461

Tactical International Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2024
Total Return Swap Contracts		$9,985,773	$9,985,773

SMarT Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2024
Total Return Swap Contracts		$—	$—

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type	Credit Risk	Equity Risk	Ended April 30, 2024
Credit Default Swap Contracts	$531,638	$—	$531,638
Total Return Swap Contracts	—	401,316	401,316
			932,954

Municipal Income Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2024
Total Return Swap Contracts		$12,466	$12,466

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six Months
Derivative Investment Type			Equity Risk	Ended April 30, 2024
Total Return Swap Contracts			$1,172,034	$1,172,034

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six
	Interest Rate			Months Ended April
Derivative Investment Type	Risk	Credit Risk	Equity Risk	30, 2024
Total Return Swap Contracts	$—	$—	$2,175,663	$2,175,663

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2024.

Managed Volatility Fund
Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(204,774)	$—	$(204,774)	$—	$204,774	(1)	$—
Total	$(204,774)	$—	$(204,774)	$—	$204,774		$—

Tactical International Fund
Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Assets	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$10,886,000	$(1,677,597)	$9,208,403	$—	$9,208,403		$—
Total	$10,886,000	$(1,677,597)	$9,208,403	$—	$9,208,403		$—

Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(1,677,597)	$1,677,597	$—	$—	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2024 amounted to the following:

	Purchases		Sales
				United States
		United States Treasury		Treasury Bills &
Fund	Investments	Bills	Investments	Notes
Managed Volatility Fund	$113,509,733	$68,126,926	$53,514,962	$168,933,057
Municipal Income Fund	140,366,446	—	21,655,884	—
Tactical International Fund	—	12,435,396	3,750,000	45,633,827
SMarT Fund	212,427,640	35,033,059	55,182,057	215,041,319

5.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high -yield fixed income securities (“junk bonds”) risk, Investment Companies risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, underlying funds risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, calculation methodology risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index risk, index tracking error risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, real estate investment trusts risk, rules based strategy risk, underlying funds risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, high yield risk, investment companies risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trust risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, a Fund may not participate in market advances or declines to the same extent that it would if a Fund was more fully invested.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by a Fund may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

the value of the derivative position changes in a manner adverse to a Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk – When a Fund invests in fixed income securities or derivatives, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies Risk – When a Fund invests in other investment companies, including open-end mutual funds, closed-end funds or ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Funds. The risk of owning an investment company generally reflects the risk of owning the underlying investments held by the investment company. The Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells shares of investment companies.

Liquidity Risk – Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil and could have a negative effect on a Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to a Fund’s investment in interval funds, there may not be a secondary market for the shares and limited liquidity is provided only through such fund’s regular repurchase offers. There is no guarantee that a Fund will be able to sell all of the shares it desires in a regular repurchase offer.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to a Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Money Market Instrument Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective. See Note 3 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Real Estate Investment Trust Risk – There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. If a Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in a Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in a Fund’s portfolio may also be more volatile than the market as a whole. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of a Fund.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”) . Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2025 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the six months ended April 30, 2024 the Advisor waived advisory fees of $23,621, $52,376, $95,419, and $0 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Amounts previously waived and/or reimbursed subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical International
Year	Volatility Fund	Fund	Fund	SMarT Fund
2024	$247,949	$106,128	$62,459	$41,530
2025	148,232	16,950	4,521	552
2026	85,838	128,038	24,321	—
Total	$482,019	$251,116	$91,301	$42,082

Each Fund is invested in the Redwood Real Estate Income Fund. The Advisor is waiving its investment advisory fee with respect to each Fund on the daily net assets of such Fund that are invested in the Redwood Real Estate Income Fund. For the six months ended April 30, 2024 the amount of these voluntary affiliated fee waivers was $86,299, $62,438, $118,814, and $143,374 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund, and the SMarT Fund, respectively. These fee waivers are not recapturable by the Advisor.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution- related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2024, Class N paid $636, $0, $0, and $4 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2024 there were no underwriting commissions paid.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2024, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$151,941,650	$3,340,792	$(2,454,016)	886,776
Redwood Managed Municipal Income Fund	140,310,540	4,837,346	(51)	4,837,295
Redwood AlphaFactor ® Tactical International Fund	173,001,869	21,285,575	(5,370,731)	15,914,844
Redwood Systematic Macro Trend Fund	231,244,585	18,128,224	(19,018,211)	(889,987)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$5,274,193	$—	—	$—	$5,274,193
Redwood Managed Municipal Income Fund	744,139	—	667,218	2,839,886	4,251,243
Redwood AlphaFactor ® Tactical International Fund	3,956,471	—	—	—	3,956,471
Redwood Systematic Macro Trend Fund	1,314,356	—	—	—	1,314,356

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$16,764,030	$—	$1,067,130	$—	$17,831,160
Redwood Managed Municipal Income Fund	—	7,503,545	1,250,087	—	8,753,632
Redwood AlphaFactor ® Tactical International Fund	26,619,767	—	19,002	—	26,638,769
Redwood Systematic Macro Trend Fund	13,270,279	159,316	6,131,765	—	19,561,360

As of October 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$7,639,559	$(93,746,803)	$—	$(7,643,839)	$(93,751,083)
Redwood Managed Municipal Income Fund	—	(21,842,288)	—	33,175	(21,809,113)
Redwood AlphaFactor ® Tactical International Fund	13,036,804	(41,561,415)	—	(4,471,274)	(32,995,885)
Redwood Systematic Macro Trend Fund	21,337,702	—	—	(15,296,653)	6,041,049

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, passive foreign investment companies, and tax deferral of losses on wash sales. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(21,917) for the Redwood AlphaFactor International Fund.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$80,587,731	$13,159,072	$93,746,803	$—
Redwood Managed Municipal Income Fund	21,676,386	165,902	21,842,288	—
Redwood AlphaFactor ® Tactical International Fund	39,540,254	2,021,161	41,561,415	—
Redwood Systematic Macro Trend Fund	—	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of Fund adjustments for prior year tax returns, resulted in reclassifications for the period ended October 31, 2023 as follows:

Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	—	—
Redwood AlphaFactor ® Tactical International Fund	—	—
Redwood Systematic Macro Trend Fund	(3,793)	3,793

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed Volatility	Municipal	International
Owner	Fund	Income Fund	Fund	SMarT Fund
National Financial Services (1)	27.0%	29.5%	56.6%	58.0%
LPL Financial (1)	50.9%	54.2%	32.8%	30.4%

(1)	These owners are comprised of mulitiple investors and accounts.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment companies. The Fund may redeem its from these investment companies at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage
Fund	Investment	of Net Assets
Municipal Income Fund	Invesco High Yield Municipal Fund, Class Y	26.4%
	Nuveen High Yield Municipal Bond Fund, Class I	28.0%

11.	INVESTMENTS IN AFFILIATED COMPANIES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund, and the SMarT Fund had the following transactions during the six months ended April 30, 2024, with affiliates:

Managed Volatility Fund	Six Months Ended April 30, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2024
Redwood Real Estate Income Fund	$14,028,000	$—	$—	$511,896	$—	$5,600	$14,033,600

Municipal Income Fund	Six Months Ended April 30, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2024
Redwood Real Estate Income Fund	$20,040,000	$—	$2,200,000	$651,192	$9,638	$2,743	$17,852,381

Tactical International Fund	Six Months Ended April 30, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2024
Redwood Real Estate Income Fund	$30,060,000	$—	$3,750,000	$960,406	$16,428	$3,039	$26,329,467

SMarT Fund	Six Months Ended April 30, 2024
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2023	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	April 30, 2024
Redwood Real Estate Income Fund	$31,062,000	$—	$2,500,000	$1,042,475	$10,951	$6,427	$28,579,378

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund invested a portion of assets in the Redwood Real Estate Income Fund, a non-diversified, closed-end interval fund managed by the Advisor. For the six months ended April 30, 2024, the Funds’ waived fees as follows pursuant to that arrangement.

Six Months Ended
Portfolio	April 30, 2024
Redwood Managed Volatility Fund	$86,299
Redwood Managed Municipal Income Fund	62,438
Redwood AlphaFactor ® Tactical International Fund	118,814
Redwood Systematic Macro Trend Fund	143,374

12.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2024

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2023 and held through April 30, 2024.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/2023	4/30/2024	Period*	4/30/2024	Period*
Redwood Managed Volatility Fund	1.67%	$1,000.00	$1,061.30	$8.56	$1,016.56	$8.37
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,057.40	$5.13	$1,019.88	$5.03
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$1,156.80	$6.44	$1,018.90	$6.02
Redwood Systematic Macro Trend “SMarT” Fund	1.24%	$1,000.00	$1,102.90	$6.50	$1,018.68	$6.24
Class N
Redwood Managed Volatility Fund	1.92%	$1,000.00	$1,060.40	$9.84	$1,015.32	$9.62
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,054.70	$6.39	$1,018.65	$6.27
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$1,156.80	$7.78	$1,017.65	$7.27
Redwood Systematic Macro Trend “SMarT” Fund	1.49%	$1,000.00	$1,101.90	$7.79	$1,017.45	$7.47
Class Y
Redwood Managed Volatility Fund	1.71%	$1,000.00	$1,060.40	$8.75	$1,016.37	$8.57

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2024 (182) divided by the number of days in the fiscal year (366).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2024

Approval of Advisory Agreement

Redwood Funds

At a meeting held on December 19–20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Redwood Fund” or a “Fund,” and together the “Redwood Funds”).

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the Redwood Funds included, among others, the following:

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Redwood Funds and their background and experience; a summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management and its derivative risk management processes and procedures; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the Redwood Funds as compared to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the Redwood Funds and that in advising the Redwood Funds, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (the “CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and compliance matters over the past year. The Board took into account representations made by Redwood at the Meeting, including with respect to actions being proposed to be taken by the Adviser in the near future, including, without limitation, certain changes and enhancements to Redwood’s compliance program.

The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Funds and that the Adviser had continued to provide a comparable level, nature, extent and quality of services to each Fund. The Board also considered the significant risks assumed by Redwood in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Redwood Funds.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO and in reliance on the representations and commitments made by Redwood at the Meeting, the Board concluded that Redwood had sufficient personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds and that the overall nature, quality and extent of the portfolio management services provided by Redwood to the Redwood Funds were satisfactory.

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each Redwood Fund’s performance results. Among other data, the Board considered each Redwood Fund’s performance for the one-year, three-year, five-year, as applicable, and since inception periods ended September 30, 2023, as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group.

With respect to the Redwood Managed Municipal Income Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the median of its Peer Group and Morningstar category and the benchmark index for the three-year period. The Board also considered that the Fund had underperformed the median of its Peer Group and Morningstar category, and the benchmark index for the one-year, five-year and since inception periods and noted how the Fund had performed during periods of interest rate volatility.

With respect to the Redwood Managed Volatility Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the benchmark index for the three-year period. The Board also considered that the Fund had underperformed the median of its Peer Group and Morningstar category for the one-year, three-year, five-year, and since inception periods and had underperformed the benchmark index for the one-year, five-year, and since inception periods. The Board took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group, as well as plans to address the Fund’s underperformance.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the median of its Peer Group and Morningstar category and the benchmark index for the three-year, five-year and since inception periods and had outperformed the median of its Morningstar category and performed in line with the median of its Peer Group for the one-year

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

period. The Board also considered that the Fund had underperformed the benchmark index for the one-year period.

With respect to the Redwood AlphaFactor Tactical International Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, that the Fund had outperformed the median of its Peer Group and Morningstar category for the three-year, five-year, and since inception periods. The Board also considered that the Fund had underperformed the benchmark index for the one-year, three-year, five-year, and since inception periods and had also underperformed the median of its Peer Group and Morningstar category for the one-year period.

The Board also considered Redwood’s discussion of each Redwood Fund’s performance, including the factors that contributed to any underperformance, as well as the quarterly written reports containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with that of any other funds managed by Redwood with a similar strategy, if any. The Board also noted that Redwood was actively monitoring the performance of each Redwood Fund and considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s contractual advisory fee and operating expenses compared to each Redwood Fund’s Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the Fund’s advisory fee and total net expenses were above the median of its Peer Group and its Morningstar category but were not the highest within its Morningstar category. The Board also considered Redwood’s commentary with respect to how the Fund differed from other funds in the Peer Group.

With respect to the Redwood Managed Volatility Fund, the Board noted, among other data, that the Fund’s advisory fee and total net expenses were above the median of both its Peer Group and its Morningstar category but were not the highest within its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the Fund’s advisory fee and net total expenses were above the median of its Peer Group and its Morningstar category but were not the highest within its Morningstar

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in its Peer Group.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the Fund’s advisory fee and net total expenses were above the median of its Peer Group and its Morningstar category. The Board considered Redwood’s commentary that it believes there are no true competitors to the Fund in the registered fund space.

The Board took into account Redwood’s discussion of the Redwood Funds’ expenses. The Board considered that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.67% and 1.92% for Class I and Class N shares, respectively, of the Redwood Managed Volatility Fund; 1.00% and 1.25% of the average net assets of Class I and Class N shares, respectively, of the of the Redwood Managed Municipal Income Fund; 1.45%, and 1.20% for Class N and Class I shares, respectively, of the Redwood AlphaFactor Tactical International Fund; and 1.55%, and 1.30% for Class N and Class I shares, respectively, of the Redwood Systematic Macro Trend (“SMarT”) Fund.

In considering the level of the advisory fee paid with respect to each of the Redwood Funds, the Board took into account the cost of other, private accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these other funds versus the private accounts. The Board also noted the Adviser’s discussion of investments in underlying funds and Redwood’s representation that the nature and level of services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest, and that the Adviser voluntarily waives and/or reimburses each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund.

Based on the factors above, the Board concluded that the advisory fee for each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds. The Board reviewed a profitability analysis prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for such Redwood Funds and other funds advised by Redwood in the aggregate. The Board also considered with respect to the Redwood Funds that Redwood had agreed to reimburse expenses to limit net annual operating expenses. The Board concluded that Redwood’s profitability from its relationship with each of the Redwood Funds, if any, after taking into account a reasonable allocation of costs, was not excessive.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that each Redwood Fund’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective Redwood Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the Redwood Funds. The Board considered that Redwood uses certain Redwood Funds as components of model portfolios it builds for its clients and that, subject to the 1940 Act and the Trust’s compliance policies and procedures, the Redwood Funds may invest in an affiliated fund managed by the Adviser. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the Redwood Funds, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations and commitments made by Redwood at the Meeting, determined that approval of the Advisory Agreement with respect to each of the Redwood Funds for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In considering the renewal of each Advisory Agreement with respect to each of the Redwood Funds, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each Redwood Fund’s performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

REDWOOD-SAR24

ITEM 2. CODE OF ETHICS. N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENT

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 2, 2024